Other Finance Expenses - Components of other finance expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other Finance Expenses
Bank fees, charges	$ 132	$ 137	$ 215	$ 184
Commitment fees	118	62	194	123
Total other finance expense	$ 250	$ 199	$ 409	$ 307